AMERICAN STOCK EXCHANGE®
Equities Options ETFs

07072796

American Stock Exchange
86 Trinity Place
New York, New York 10006-1872

CERTAMX

August 20, 2007

RECD S.E.C.
AUG 2 0 2007
1086

1-31796

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on August 15, 2007 the American Stock Exchange LLC (the "Exchange") received from Vineyard National Bancorp (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following security:

7.50% Series D Noncumulative Preferred Stock

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl

PROCESSED
AUG 2 4 2007
THOMSON
FINANCIAL

END